Consolidated Statements Of Comprehensive Loss - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 1,344,564	$ 1,715,797	$ 1,630,034	$ 1,630,154	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 6,318,533	$ 6,243,044	$ 6,246,884
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	578,519	649,983	648,409	644,870	597,688	678,769	651,413	635,528	599,310	2,540,950	2,565,020	2,504,529
Selling, general and administrative expenses (excludes depreciation and amortization)	416,188	419,800	427,259	418,928	414,636	420,012	408,684	408,399	401,833	1,680,623	1,638,928	1,660,289
Corporate expenses (excludes depreciation and amortization)	77,288	87,227	78,202	82,197	72,705	67,812	89,574	75,328	80,800	320,331	313,514	293,207
Depreciation and amortization	170,453	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Impairment charges		19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Other operating income (loss), net	(8,974)	(5,678)	47,172	(1,628)	165	13,304	6,186	1,113	2,395	40,031	22,998	48,127
Operating income	93,142	347,770	347,436	303,567	82,813	332,526	266,707	320,221	81,328	1,081,586	1,000,782	1,070,050
Interest expense	441,771	437,261	432,616	440,605	431,114	418,014	438,404	407,508	385,525	1,741,596	1,649,451	1,549,023
Gain (loss) on marketable securities	579	0	0	0	0	(50)	31	130,898	0	0	130,879	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	331	(29)	3,955	(16)	(13,326)	(91,291)	3,983	5,971	3,641	(9,416)	(77,696)	18,557
Loss on extinguishment of debt	(2,201)	12,912	(4,840)	(47,503)	(3,916)	(83,980)	0	0	(3,888)	(43,347)	(87,868)	(254,723)
Other income (expense), net	19,891	(7,211)	2,617	12,157	1,541	(4,591)	1,709	(18,098)	(1,000)	9,104	(21,980)	250
Loss before income taxes	(330,029)	(83,819)	(83,448)	(172,400)	(364,002)	(265,400)	(165,974)	31,484	(305,444)	(703,669)	(705,334)	(719,469)
Income tax benefit (expense)	(56,605)	33,654	(24,376)	621	(68,388)	(36,833)	73,802	(11,477)	96,325	(58,489)	121,817	308,279
Consolidated net loss	(386,634)	(50,165)	(107,824)	(171,779)	(432,390)	(302,233)	(92,172)	20,007	(209,119)	(762,158)	(583,517)	(411,190)
Less amount attributable to noncontrolling interest	(1,668)	17,923	7,028	14,852	(8,200)	6,994	9,683	12,805	(6,116)	31,603	23,366	13,289
Net loss attributable to the Company	(384,966)	$ (68,088)	$ (114,852)	$ (186,631)	(424,190)	$ (309,227)	$ (101,855)	$ 7,202	$ (203,003)	(793,761)	(606,883)	(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(82,159)				(2,217)					(121,878)	(33,001)	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain on marketable securities	822				1,084					327	16,576	23,103
Unrealized holding gain on cash flow derivatives										0	48,180	52,112
Other adjustments to comprehensive income (loss)	(1,154)				3,309					(11,438)	6,732	1,135
Reclassification adjustment for realized gain (loss) on securities included in net loss										3,317	(83,752)	2,045
Other comprehensive income (loss)	(82,491)				2,176					(129,672)	(45,265)	118,637
Comprehensive income (loss)	(467,457)				(422,014)					(923,433)	(652,148)	(305,842)
Less amount attributable to noncontrolling interest	(6,353)				(2,963)					(21,080)	(2,476)	5,878
Comprehensive loss attributable to the Company	$ (461,104)				$ (419,051)					$ (902,353)	$ (649,672)	$ (311,720)